Regulatory Requirements and Restrictions - Additional Information (Detail) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($) Tenths	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Insurance [Abstract]
Statutory Accounting Practices, Statutory Capital and Surplus Required	$ 179,861		$ 149,586	$ 113,359
Statutory Accounting Practices, Statutory Net Income Amount	33,021	$ 3,007	$ 29,088	16,627
Description of Regulatory Capital Requirements under Insurance Regulations			The Florida Statues requires a residential property insurance company to maintain statutory surplus as to policyholders of at least $1,500 or ten percent of the insurer’s total liabilities, whichever is greater.
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	17,986		$ 14,959
Statutory Accounting Practices, Future Dividend Payments Restrictions			1) the lesser of 10% of surplus or net income, not including realized capital gains, plus a 2-year carry forward; 2) 10% of surplus, with dividends payable limited to unassigned funds minus 25% of unrealized capital gains; or, 3) the lesser of 10% of surplus or net investment income plus a 3-year carry forward with dividends payable limited to unassigned funds minus 25% of unrealized capital gains. The Company’s insurance subsidiary did not pay any dividends for 2024 or 2023 and it can still pay dividends without regulatory approval.
Catstyle Statutory Accounting Practices, Statutory Capital And Surplus Required	26,141		$ 9,610	7,950
Statutory Accounting Practices, Statutory Capital And Surplus Actual	$ 26,141		$ 9,610	7,950
Statutory Accounting Practices, Description of Prescribed Practice			Florida property and casualty insurance companies are required to adhere to prescribed premium-to-capital surplus ratios. Florida state law requires that the ratio of 90% of written premiums divided by surplus as to policyholders does not exceed 10 to 1 for gross written premiums or 4 to 1 for net written premiums. The Company’s insurance subsidiary had a ratio of gross and net written premiums to surplus of 4.6 to 1 and 1.1 to 1, respectively, which has met the requirements.
Statutory Accounting Practices, Retained Earnings Not Available for Dividends			$ 14,959	11,336
Premiums Written To Surplus Ratio, Gross | Tenths	3.7
Premiums Written To Surplus Ratio, Net | Tenths	0.2
Insurance Subsidiary Statutory Accounting Practices Statutory Capital And Surplus Required			$ 46,972	$ 34,388